Subsidiaries - Summary of Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
KB FUND PARTNERS Co., Ltd. [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than half of the ownership interests
TLDC PTE LTD [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund No 31 [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Secondary Plus Fund 2 [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
Beomuh Landmark the 2nd LLC [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
i Finance Leasing Plc [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
Orient Kwang yang Co Ltd [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Money Market Active ETF Bond [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority